STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - Atlantic American Corporation 401(k) Retirement Savings Plan [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 1,301,702
Employer	982,783
Rollovers	166,519
TOTAL CONTRIBUTIONS	2,451,004
Investment income:
Net appreciation in fair value of investments	3,894,311
Dividends and other income	238,471
Interest income on notes receivable from participants	8,735
TOTAL ADDITIONS	6,592,521
Deductions from Net Assets
Benefit payments to participants	3,510,207
Fees	52,404
TOTAL DEDUCTIONS	3,562,611
Net Increase	3,029,910
Net Assets Available for Benefits at Beginning of Year	29,184,119
Net Assets Available for Benefits at End of Year	$ 32,214,029